CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	$ 2,382,427	$ 2,040,158	$ 1,886,042
Additions	654,850	682,696	599,678
Amortization of the year	(289,291)	(277,022)	(257,917)
Effect of movements in exchange rates	20,104	(35,407)	31,564
Ending Balance	2,758,318	2,382,427	2,040,158
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	13,557,267	13,242,706	11,098,116
Ending Balance	14,314,560	13,557,267	13,242,706
Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	5,524,828	5,891,841	4,831,161
Ending Balance	6,374,508	5,524,828	5,891,841
Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	8,032,439	7,350,865	6,266,955
Ending Balance	7,940,052	8,032,439	7,350,865
Cost | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	15,348,044	14,760,176	12,311,890
Additions	742,131	1,302,943	1,912,368
Reclassification to / from PPE	244	4,270	113
Transfer to non-current assets held for sale	(33,400)
Withdrawals	(21,794)	(6,489)	(11,724)
Effect of movements in exchange rates	472,522	(712,856)	547,529
Cost / (Amortization) / (Impairment loss)	1,159,703	587,868	2,448,286
Ending Balance	16,507,747	15,348,044	14,760,176
Cost | Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	7,108,173	7,238,835	5,893,832
Additions	741,423	588,454	809,085
Reclassification to / from PPE	244	229	113
Transfer to non-current assets held for sale	(33,400)
Withdrawals	(21,794)	(6,489)	(11,724)
Effect of movements in exchange rates	472,522	(712,856)	547,529
Cost / (Amortization) / (Impairment loss)	1,158,995	(130,662)	1,345,003
Ending Balance	8,267,168	7,108,173	7,238,835
Cost | Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	8,239,871	7,521,341	6,418,058
Additions	708	714,489	1,103,283
Reclassification to / from PPE		4,041
Cost / (Amortization) / (Impairment loss)	708	718,530	1,103,283
Ending Balance	8,240,579	8,239,871	7,521,341
Accumulated Amortisation | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,782,966)	(1,505,046)	(1,202,372)
Amortization of the year	(397,046)	(317,087)	(272,708)
Reclassification to / from PPE	18	(2,184)
Transfer to non-current assets held for sale	26,426
Withdrawals	6,997	289	835
Effect of movements in exchange rates	(37,931)	41,062	(30,801)
Cost / (Amortization) / (Impairment loss)	(401,536)	(277,920)	(302,674)
Ending Balance	(2,184,502)	(1,782,966)	(1,505,046)
Accumulated Amortisation | Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,575,534)	(1,339,183)	(1,055,525)
Amortization of the year	(303,951)	(277,702)	(253,692)
Reclassification to / from PPE	18
Transfer to non-current assets held for sale	26,426
Withdrawals	6,997	289	835
Effect of movements in exchange rates	(37,931)	41,062	(30,801)
Cost / (Amortization) / (Impairment loss)	(308,441)	(236,351)	(283,658)
Ending Balance	(1,883,975)	(1,575,534)	(1,339,183)
Accumulated Amortisation | Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(207,432)	(165,863)	(146,847)
Amortization of the year	(93,095)	(39,385)	(19,016)
Reclassification to / from PPE		(2,184)
Cost / (Amortization) / (Impairment loss)	(93,095)	(41,569)	(19,016)
Ending Balance	(300,527)	(207,432)	(165,863)
Impairment loss | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(7,811)	(12,424)	(11,402)
Impairment charge	(874)	4,613	(1,022)
Cost / (Amortization) / (Impairment loss)	(874)	4,613	(1,022)
Ending Balance	(8,685)	(7,811)	(12,424)
Impairment loss | Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(7,811)	(7,811)	(7,146)
Impairment charge	(874)		(665)
Cost / (Amortization) / (Impairment loss)	(874)		(665)
Ending Balance	$ (8,685)	(7,811)	(7,811)
Impairment loss | Infrastructure concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance		(4,613)	(4,256)
Impairment charge		4,613	(357)
Cost / (Amortization) / (Impairment loss)		$ 4,613	(357)
Ending Balance			$ (4,613)